Document and Entity Information	Jan. 17, 2020
Cover page.
Written Communications	false
Document Type	8-K/A
Document Period End Date	Jan. 17, 2020
Entity Registrant Name	SIMPSON MANUFACTURING CO INC /CA/
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13429
Entity Tax Identification Number	94-3196943
Entity Address, Address	5956 W. Las Positas Boulevard
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	560-9000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SSD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000920371
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	Resignation date of COO Changed